CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 1,760,859.1	$ 23,356.7	₨ 1,634,673.3
Loans, allowance	₨ 198,833.2	$ 2,637.4	₨ 148,232.0	$ 1,966.2
Equity shares, par value | ₨ / shares	₨ 1.0		₨ 1.0
Equity shares, authorized	6,500,000,000	6,500,000,000	6,500,000,000	6,500,000,000
Equity shares, issued	5,483,286,460	5,483,286,460	5,446,613,220	5,446,613,220
Equity shares, outstanding	5,483,286,460	5,483,286,460	5,446,613,220	5,446,613,220